Interest in other entities - Joint operation (Details) - Joint operations - Joint operator - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest in other entities
Interest held in Percentage	50.00%
Total expense incurred by both participants		$ 902
Company's share (50%) (a)		451
Total expense incurred by Vast (b)		711
Net reimbursement to be received from joint operator (b-a)		260
Reimbursement received during the year	$ 260	$ 330
Reimbursement receivable	$ 300